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Nicole L. Molleur

(860) 723-2256
Fax: (860) 723-2215

December 29, 2005

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Attention: Filing Desk

Re:    ING USA Annuity and Life Insurance Company and its Separate Account B
Prospectus Title: Retirement Solutions – ING Rollover ChoiceSM Variable            Annuity
File Nos.: 333-70600 and 811-05626
Rule 497(j) filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Contract Prospectus Supplement contained in Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 ("Amendment No. 11") for ING USA Annuity and Life Insurance Company and its Separate Account B (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 11 which was declared effective on December 27, 2005. The text of Amendment No. 11 was filed electronically on December 23, 2005.

If you have any questions, please call Michael Pignatella at 860-723-2239 or the undersigned at 860-723-2256. Sincerely, /s/ Nicole L. Molleur Nicole L. Molleur

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation